Intangible assets, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets, net (Details) [Line Items]
Amortization expense	$ 39,601	$ 40,498	$ 42,747
Minimum [Member]
Intangible assets, net (Details) [Line Items]
Intangible assets net use life	5 years
Maximum [Member]
Intangible assets, net (Details) [Line Items]
Intangible assets net use life	10 years